Revenue Recognition - Schedule of License, Royal and Other Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Royalty Revenue [Member] | Sublicense Agreement [Member] | CamelBak [Member]
Revenue	[1]			$ 100	$ 25
Royalty Revenue [Member] | License Agreement [Member] | Bellco [Member]
Revenue				101	140
License Revenue [Member] | License Agreement [Member] | Bellco [Member]
Revenue		$ 26	$ 27		70
Other Revenue [Member]
Revenue		$ 14		29	30
License, Royalty and Other Revenues [Member]
Revenue				$ 230	$ 265

[1]	In May 2015, the Company entered into a Sublicense Agreement (the "Sublicense Agreement") with CamelBak Products, LLC ("CamelBak"). Under the Sublicense Agreement, the Company granted CamelBak an exclusive, non-transferable, worldwide (with the exception of Italy) sublicense and license, in each case solely to market, sell, distribute, import and export the Company's individual water treatment device. In exchange for the rights granted to CamelBak, CamelBak agreed, through December 31, 2022, to pay the Company a percentage of the gross profit on any sales made to a branch of the U.S. military, subject to certain exceptions, and to pay a fixed per-unit fee for any other sales made. CamelBak is also required to meet or exceed certain minimum annual fees payable to the Company, and if such fees are not met or exceeded, the Company may convert the exclusive sublicense to a non-exclusive sublicense with respect to non-U.S. military sales In the first quarter of 2019, the Sublicense Agreement was amended to eliminate the minimum fee obligations starting May 6, 2018 and, as such, Camelbak has no further minimum fee obligation.